Other Receivables (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other Receivables
VAT recoverable	$ 10,809,678	¥ 74,986,737	¥ 52,829,584
Deposit for loan guarantee	418,048	2,900,000	2,900,000
Others	456,837	3,169,077	3,302,854
Total other receivables	11,684,563	81,055,814	59,032,438
Input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority	$ 10,809,678	¥ 74,986,737	¥ 50,059,386